Tax (Tables)	6 Months Ended
Jun. 30, 2014
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation

in	6M14
CHF million
Income tax expense computed at the statutory tax rate of 22%	244
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	366
Changes in tax law and rates	151
Other non-deductible expenses	443
Changes in deferred tax valuation allowance	513
Lower taxed income	(34)
Income taxable to noncontrolling interests	(153)
Change in recognition of outside basis difference	(733)
Tax deductible impairments of Swiss subsidiary investments	(18)
Other	23
Income tax expense	802

Effective tax rate	Effective tax rate
in	6M14	6M13
Effective tax rate (%)	72.3	27.7

Net deferred tax assets
Net deferred tax assets

end of	6M14	2013
Net deferred tax assets (CHF million)
Deferred tax assets	5,539	6,179
of which net operating losses	758	1,380
of which deductible temporary differences	4,781	4,799
Deferred tax liabilities	(61)	(80)
Net deferred tax assets	5,478	6,099